Supplemental cash flow information	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Supplemental cash flow information [Text Block]
16.	Supplemental cash flow information

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statements of cash flows. During the year ended December 31, 2018, the following transactions were excluded from the statement of cash flows:

a)	The issuance of 36,800 broker warrants at the fair value of $9,164;

b)	1,125,000 common shares of Cobalt 27 received at the fair value of $8,325,000;

c)

Exploration and evaluation asset expenditures of $216,360 included in accounts payable and accrued liabilities at December 31, 2018, less expenditures included in accounts payable at December 31, 2017 of $nil (net exclusion of $216,360); and,

d)	Exploration and evaluation asset recovery of $899,147 included in receivables at December 31, 2018.

During the year ended December 31, 2017, the following transactions were excluded from the statement of cash flows:

a)	The issuance of 569,600 broker warrants at the fair value of $152,305.